Cover Page	12 Months Ended
Dec. 31, 2019 shares
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	TKC
Entity Registrant Name	TURKCELL ILETISIM HIZMETLERI A S
Entity Central Index Key	0001071321
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Title of 12(b) Security	Ordinary Shares, Nominal Value TRY 1.000
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Voluntary Filers	No
Entity Interactive Data Current	No
Entity Address, Country	TR
Entity Common Stock, Shares Outstanding	2,200,000,000
Security Exchange Name	NYSE